ACCOUNTS RECEIVABLE - Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 6,097	$ 5,070
Current	4,996	4,184
Long-term	1,101	886
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	5,236	4,417
Other accounts receivable	1,072	835
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 211	$ 182